LEGG MASON PARTNERS EQUITY TRUST

JANUARY 7, 2011

SUPPLEMENT TO THE PROXY STATEMENT/PROSPECTUS DATED JANUARY 5, 2011 OF

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

The following language is added to Appendix F of the Fund’s Proxy Statement/Prospectus dated January 5, 2011:

Legg Mason ClearBridge Mid Cap Core Fund

Class	Name and Address of Shareholder	Percent Ownership
Class C	Citigroup Global Markets House Account 700 Red Brook Blvd. Owings Mills, MD 21117-5184	53.13%

Class I	Citigroup Global Markets House Account 700 Red Brook Blvd. Owings Mills, MD 21117-5184	35.20%
	NFS LLC FEBO BBT Co DBA Wilbranch & Co FBO Non-ERISA Clients Cash PO Box 2887 Wilson, NC 27894-2887	31.97%
	MLPF&S for the Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Drive East, 3rd Fl. Jacksonville, FL 32246-6484	11.55%
	NFS LLC FEBO BBT Co DBA Wilbranch & Co FBO ERISA Clients Reinv PO Box 2887 Wilson, NC 27894-2887	5.37%
	Nationwide Trust Company FSB c/o IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	5.04%

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